Loans and Allowance for Credit Losses, Loans Outstanding (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 862,551	[1],[2]	$ 822,286	[1],[2]	$ 798,351	$ 769,631	$ 757,267
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	414,826		377,090		359,814	344,709	320,306
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	271,795		235,358		223,703	205,824	182,059
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	111,996		112,427		106,392	106,028	99,490
Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	18,728		16,934		16,983	19,470	25,371
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,307		12,371		12,736	13,387	13,386
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	447,725		445,196		438,537	424,922	436,961
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	265,386		258,507		249,912	229,408	231,113
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	59,717		65,950		75,503	86,041	96,205
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	31,119		26,882		24,651	22,905	22,384
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	55,740		50,808		45,998	43,508	43,754
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	35,763		43,049		42,473	43,060	43,505
Geographic Distribution, Foreign [Member] | Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	50,037		47,400		37,591	39,019	31,161
Geographic Distribution, Foreign [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	44,707		41,547		37,148	38,609	30,775
Geographic Distribution, Foreign [Member] | Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,776		5,328		52	53	55
Geographic Distribution, Foreign [Member] | Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	218		187		79	88	39
Geographic Distribution, Foreign [Member] | Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 336		$ 338		$ 312	$ 269	$ 292

[1]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.